Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000139703 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139703 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000139703 | B
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000139703 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000139703 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000139703 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000139703 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139703 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000139703 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000139703 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	85.90%
C000014195 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014195 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014195 | B
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000014195 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000014195 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014195 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014195 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014195 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014195 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014195 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	85.90%
C000162648 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162648 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162648 | B
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000162648 | BB
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000162648 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162648 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162648 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162648 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.20%
C000162648 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	85.90%